OPERATING SEGMENTS	12 Months Ended
Oct. 29, 2017
Segment Reporting [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Operating segments are defined as components of an enterprise that engage in business activities and by which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker to make decisions about how to allocate resources to the segment and assess the performance of the segment. On February 22, 2018, the Company announced changes to NCI’s reportable business segments, effective January 28, 2018, starting with the first quarter of fiscal 2018, to align with changes in how the Company manages its business, reviews operating performance and allocates resources. We have revised our segment reporting to represent how we now manage our business, recasting prior periods to conform to the current segment presentation.
We have four operating segments: Engineered Building Systems; Metal Components; Insulated Metal Panels; and Metal Coil Coating. All operating segments operate primarily in the nonresidential construction market. Sales and earnings are influenced by general economic conditions, the level of nonresidential construction activity, metal roof repair and retrofit demand and the availability and terms of financing available for construction. Products of our operating segments use similar basic raw materials enabling us to leverage our supply chain. The Metal Coil Coating segment consists of cleaning, treating, painting and slitting continuous steel coils before the steel is fabricated for use by construction and industrial users. The Metal Components segment products include metal roof and wall panels, doors, metal partitions, metal trim, and other related accessories. The Insulated Metal Panels segment produces panels consisting of rigid foam encased between two sheets of coated metal in a variety of modules, lengths and reveal combinations which are used in architectural, commercial, industrial and cold storage market applications. The Engineered Building Systems segment manufactures custom designed and engineered products such as structural frames, Long Bay® Systems, metal roofing and wall systems, and the related value-added engineering and drafting, to provide customers a complete building envelope solution. The operating segments follow the same accounting policies used for our consolidated financial statements.
We evaluate a segment’s performance based primarily upon operating income before corporate expenses. Intersegment sales are recorded based on standard material costs plus a standard markup to cover labor and overhead and consist of (i) structural framing provided by the Engineered Building Systems segment to the Metal Components segment; (ii) building components provided by the Metal Components and Insulated Metal Panels segment to the Engineered Building Systems segment; and (iii) hot-rolled, light gauge painted and slit material and other services provided by the Metal Coil Coating segment to the Engineered Building Systems, Metal Components and Insulated Metal Panels segments.
Corporate assets consist primarily of cash but also include deferred financing costs, deferred taxes and property, plant and equipment associated with our headquarters in Houston, Texas. These items (and income and expenses related to these items) are not allocated to the operating segments. Corporate unallocated expenses include share-based compensation expenses, and executive, legal, finance, tax, treasury, human resources, information technology, purchasing, marketing and corporate travel expenses. Additional unallocated amounts include interest income, interest expense and other (expense) income.
The following table represents summary financial data attributable to these operating segments for the periods indicated (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Total sales:
Engineered Building Systems	$693,980	$672,235	$667,166
Metal Components	636,661	586,690	534,192
Insulated Metal Panels	441,404	396,327	348,164
Metal Coil Coating	368,880	346,348	313,213
Intersegment sales	(370,647)	(316,672)	(299,042)
Total net sales	$1,770,278	$1,684,928	$1,563,693
External sales:
Engineered Building Systems	$659,863	$652,471	$647,881
Metal Components	544,669	495,020	450,555
Insulated Metal Panels	372,304	347,771	300,195
Metal Coil Coating	193,442	189,666	165,062
Total net sales	$1,770,278	$1,684,928	$1,563,693
Operating income (loss):
Engineered Building Systems	$41,388	$62,046	$51,410
Metal Components	78,768	70,742	42,999
Insulated Metal Panels	47,932	24,620	3,319
Metal Coil Coating	21,459	32,422	23,303
Corporate	(79,767)	(81,051)	(64,200)
Total operating income	$109,780	$108,779	$56,831
Unallocated other expense	(26,642)	(29,815)	(30,041)
Income before income taxes	$83,138	$78,964	$26,790
Depreciation and amortization:
Engineered Building Systems	$9,014	$9,767	$10,224
Metal Components	5,324	4,944	4,826
Insulated Metal Panels	17,907	17,862	27,396
Metal Coil Coating	8,243	8,284	7,892
Corporate	830	1,067	1,054
Total depreciation and amortization expense	$41,318	$41,924	$51,392

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Capital expenditures:
Engineered Building Systems	$5,533	$7,571	$6,053
Metal Components	5,708	3,245	7,413
Insulated Metal Panels	5,731	4,744	1,464
Metal Coil Coating	3,376	2,949	3,547
Corporate	1,726	2,515	2,206
Total capital expenditures	$22,074	$21,024	$20,683
Property, plant and equipment, net:
Engineered Building Systems	$46,620	$50,862	$51,196
Metal Components	49,016	49,654	51,764
Insulated Metal Panels	70,853	76,899	85,169
Metal Coil Coating	50,855	54,407	57,971
Corporate	9,651	10,390	11,792
Total property, plant and equipment, net	$226,995	$242,212	$257,892
Total assets:
Engineered Building Systems	$195,426	$194,190	$191,379
Metal Components	186,369	172,048	159,810
Insulated Metal Panels	380,308	388,183	388,100
Metal Coil Coating	175,046	181,497	179,199
Corporate	93,963	89,478	130,829
	$1,031,112	$1,025,396	$1,049,317
The following table represents summary financial data attributable to various geographic regions for the periods indicated (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Total sales:
United States of America	$1,666,645	$1,589,479	$1,469,495
Canada	73,090	61,781	72,567
China	8,923	6,733	2,734
Mexico	4,910	4,060	5,686
All other	16,710	22,875	13,211
Total net sales	$1,770,278	$1,684,928	$1,563,693
Long-lived assets:
United States of America	$493,203	$523,134	$562,443
Canada	8,180	9,247	90
China	448	170	309
Mexico	10,603	10,701	9,471
Total long-lived assets	$512,434	$543,252	$572,313

Sales are determined based on customers’ requested shipment location.